Commitment and contingencies	12 Months Ended
Mar. 31, 2020
Commitment and contingencies
Commitment and contingencies

39.  Commitment and contingencies

a)    Capital and other commitments:

•

Contractual commitments for capital expenditure pending execution were Nil as at March 31, 2020 (INR 1,859 as at March 31, 2019). Contractual commitments for capital expenditure are relating to acquisition of vehicle, furniture and fixture, computer software and websites, computer hardware.

•

Contractual commitments for revenue expenditure* pending execution were INR 105,000 as at March 31, 2020 (INR 106,206 as at March 31, 2019). Contractual commitments for revenue expenditure are relating to advertisement services.

*  Includes Advertisement and Debenture agreement with BCCL

The Company has entered into a debenture subscription agreement with Bennett, Coleman & Company Limited. BCCL agreed to subscribe to 1 non-convertible debenture for an aggregate consideration of subscription amount of INR 195,000 and the Company agrees to issue and allot the same to BCCL on a private placement basis. Non-convertible debentures (NCD) allotted to BCCL shall be redeemed at the redemption amount of INR 214,500 being the sum of NCD Subscription Amount and the NCD Interest. The Company also entered into an advertisement agreement with BCCL wherein the Company has paid a deposit of INR 195,000 along with the advertisement commitment amounting INR 300,000 to BCCL. This deposit will be utilised towards payments to be made in relation to advertisements released in properties owned and managed by BCCL.

b)    Contingent liabilities

i.	Claims not recognised as liability were INR 61,363 as at March 31, 2020 (INR 86,508 as at March 31, 2019).

These represents claim made by the customers due to service related issues, which are contested by the Company and are pending in various district consumer redressal forums in India. This also includes Nil as at March 31, 2020 (INR 1,000 as at March 31, 2019) towards claim for copyright infringement. The management does not expect these claims to succeed and, accordingly, no provision has been recognised in the financial statements.

ii.

INR 251,324 as at March 31, 2020 (INR 251,324 as at March 31, 2019), represents show cause cum demand notices raised by Service Tax authorities over subsidiaries in India. Based on the Group’s evaluation, it believes that is is not probable that the demand will materialise and therefore no provision has been recognised.

iii.

INR 96,608  as at March 31, 2020 (INR 96,608 as at March 31, 2019), represents show cause cum demand notices raised by Income Tax authorities over subsidiaries in India. Based on the Group's evaluation, it believes that it is not probable that the demand will materialise and, therefore, no provision has been recognised.

c)    Operating lease commitment–Group as lessee

As lessee, the Group’s obligation arising from non-cancellable leases are mainly related to lease arrangements for real estate. These leases have various extension options and escalation clause. As per the agreements maximum obligation on non-cancellable leases are as follows:

The future minimum lease payment obligation as lessee as under:

	March 31,
	2019	2020
Within one year	104,289	—
After one year but not more than five years	337,665	—
More than five years	317,092	—
Total	759,046	—

During the year ended March 31, 2020, INR 55,007 was recognized as rent expense under other operating expenses in statement of profit and loss in respect of operating leases (March 31, 2019: INR 193,348 and March 31, 2018: INR 178,650).